Operating Segment Information - Summary of Segment adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income (Parenthetical) (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Start-up costs and development cost	€ (5)	€ (5)	€ (9)	€ (10)
Gains / (Losses) on pension plan amendments				22
AS&I [member]
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Start-up costs and development cost	0		9	7
Automotive Body Sheet Growth Projects [member]
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Start-up costs and development cost	€ 0		€ 0	€ 3